UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAM Advisors LLC
Address: 650 Warrenville Road, Suite 408

         Lisle, IL  60532

13F File Number:  28-10789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Sharp
Title:     Chief Financial Officer
Phone:     630-719-9840

Signature, Place, and Date of Signing:

     /s/ David P. Sharp     Lisle, IL     February 15, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $615,959 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISOURCE HEALTH CORP        NOTE  5.000%12/0 03071PAD4     5539  5000000 PRN      DEFINED               5000000
AMGEN INC                      NOTE         3/0 031162AE0    22238 30000000 PRN      DEFINED              30000000
AMR CORP                       NOTE  4.500% 2/1 001765BB1     7838 10000000 PRN      DEFINED              10000000
BRINKER INTL INC               DBCV        10/1 109641AC4     6406 10000000 PRN      DEFINED              10000000
CARNIVAL CORP                  DBCV  1.132% 4/2 143658AV4    22548 25000000 PRN      DEFINED              25000000
CENTERPOINT ENERGY INC         NOTE  2.875% 1/1 15189TAL1    18484 17500000 PRN      DEFINED              17500000
CIENA CORP                     NOTE  3.750% 2/0 171779AA9     4438  5000000 PRN      DEFINED               5000000
COSTCO COMPANIES INC           NOTE         8/1 22160QAC6    54965 50000000 PRN      DEFINED              50000000
CSX CORP                       DBCV        10/3 126408GA5     8692 10000000 PRN      DEFINED              10000000
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    10250 10000000 PRN      DEFINED              10000000
GAP INC DEL                    NOTE  5.750% 3/1 364760AJ7     6634  5000000 PRN      DEFINED               5000000
GENERAL MTRS CORP              DEB SR CONV B    370442733    69210  3000000 SH       DEFINED               3000000
JDS UNIPHASE CORP              COM              46612J101     4438  1400000 SH       DEFINED               1400000
LIBERTY MEDIA CORP NEW         DEB   0.750% 3/3 530718AF2     9028  7500000 PRN      DEFINED               7500000
LOWES COS INC                  NOTE         2/1 548661CF2    47438 50000000 PRN      DEFINED              50000000
NEW PLAN EXCEL RLTY TR INC     NOTE  3.750% 6/0 648053AB2    11360 10000000 PRN      DEFINED              10000000
NORTHWEST AIRLS CORP           NOTE  7.625%11/1 667280AE1     7988 10000000 PRN      DEFINED              10000000
OMNICOM GROUP INC              NOTE         2/0 681919AK2    24797 25000000 PRN      DEFINED              25000000
OMNICOM GROUP INC              NOTE         7/3 681919AM8    50000 50000000 PRN      DEFINED              50000000
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1 69352JAE7    16800 15000000 PRN      DEFINED              15000000
PROVIDIAN FINL CORP            NOTE         2/1 74406AAB8    31200 60000000 PRN      DEFINED              60000000
REGAL ENTMT GROUP              NOTE  3.750% 5/1 758766AB5    13800 10000000 PRN      DEFINED              10000000
SLM CORP                       DBCV         7/2 78442PAC0    77625 75000000 PRN      DEFINED              75000000
SPX CORP                       NOTE         2/0 784635AD6    15813 25000000 PRN      DEFINED              25000000
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1 85590AAJ3    18617 15000000 PRN      DEFINED              15000000
WELLS FARGO & CO NEW           DBCV         5/0 949746FA4    49813 50000000 PRN      DEFINED              50000000